Note 5 - Accounts Payable and Accrued Liabilities (Details) (USD $)	3 Months Ended		12 Months Ended		208 Months Ended	211 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Apr. 15, 2014 Subsequent Event [Member]	Mar. 31, 2014 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Dec. 31, 2013 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Dec. 31, 2012 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Mar. 31, 2014 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2013 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2013 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Yeso Med [Member]	Mar. 31, 2014 Yeso Med [Member]	Mar. 31, 2013 Yeso Med [Member]	Dec. 31, 2013 Yeso Med [Member]	Dec. 31, 2012 Yeso Med [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 675,057		$ 607,134	$ 411,670	$ 607,134	$ 675,057
Tax Lien, Amount			6,164		6,164		675,057
Long-term Purchase Commitment, Time Period																5
Long-term Purchase Commitment, Minimum Quantity Required																2,500,000
Purchase Commitment, Percentage of Supply Price																50.00%
Accounts Payable, Current	3,707,075		3,247,095		3,247,095	3,707,075		3,209,055	2,749,075	783,593	208,501	208,501	208,258	289,519	289,009				3,247,095	1,280,860
Loss on Purchase Commitments	$ 459,980	$ 484,091	$ 1,965,482	$ 783,593	$ 2,749,075	$ 3,209,055											$ 459,980	$ 484,091	$ 1,965,482	$ 783,593